Expense Example - Janus Henderson Small Cap Growth Alpha ETF - Janus Henderson Small Cap Growth Alpha ETF	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, By Year, Column [Text]	Janus Henderson Small Cap Growth Alpha ETF
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381